Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Segment Reporting Information [Line Items]
Percentage of revenue from one customer	10.00%
Percentage of Assets in Foreign Countries	65.00%
South Africa
Segment Reporting Information [Line Items]
Percentage of Assets in Foreign Countries	13.00%